May 28, 1997


Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE: RULE 24f-2 NOTICE FOR: SIT MUTUAL FUNDS II, INC.
                           4600 NORWEST CENTER
                           MINNEAPOLIS, MN  55402
                           FILE NO. 2-91312

Gentlemen:

In accordance with the provisions of Rule 24f-2, the SIT Mutual Funds II, Inc. hereby files its Rule 24f-2 Notice. Enclosed are five copies, one of which is manually signed. This Rule 24f-2 Notice is being filed for all series for the fiscal year ended March 31, 1997. All shares were sold in reliance of an indefinite amount of securities registered pursuant to Rule 24f-2. No securities of the Issuer have been registered except pursuant to Rule 24f-2.

Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid and nonassessable.

                                                     MN
                                Tax-Free           Tax-Free            Bond
NUMBER OF SHARES              Income Fund        Income Fund           Fund
----------------              -----------        -----------         --------
# Sold                         15,592,536          5,256,072          198,683
# Reinvested                    1,256,626            314,798           33,549
                                ---------            -------           ------
# Gross Sales                  16,849,162          5,570,870          232,232

# Redeemed                   (10,828,540)        (2,547,449)         (97,629)
                             ------------        -----------         --------
# Net                           6,020,622          3,023,421          134,603

DOLLAR VALUE
$ Sold                       $155,421,758        $53,475,364       $1,935,754
$ Reinvested                   12,524,280          3,198,228          327,137
                               ----------          ---------          -------
$ Gross Sales                 167,946,038         56,673,592        2,262,891

$ Redeemed                  (107,554,950)       (25,849,251)        (951,712)
                            -------------       ------------        ---------
$ Net                        $ 60,391,088       $ 30,824,341       $1,311,179

SEC Filing Fee (.0003448)     $ 20,822.85         $10,628.23          $452.09

Any questions regarding this matter should be addressed to Paul E. Rasmussen at the above address.



                                            ____________________________________

                                            Paul E. Rasmussen, Vice President
Enc.




May 27, 1996


SIT Mutual Funds II, Inc.
4600 Norwest Center
Minneapolis, Minnesota  55402

        RE:  Rule 24f-2 Notice (Registration Number 2-91312)

Ladies and Gentlemen:

We have acted as general counsel to SIT Mutual Funds II, Inc., a Minnesota corporation (the "Fund"), in connection with the Fund's Registration Statement on Form N-1A (Registration Number 2-91312). This opinion is addressed to you in connection with a filing by the Fund of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of this opinion. Based thereon, we advise you that, in our opinion, the 22,652,264 shares of common stock, $.001 par value per share, issued by the Fund during the fiscal year ended March 31, 1997, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Fund referred to above.

                                            Very truly yours,

                                            /s/ Dorsey & Whitney L.L.P.

                                            Dorsey & Whitney L.L.P.